Note 36 - Group Entities	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of subsidiaries [text block]
36	Group entities

Intercompany balances with holding company

	Functional currency	Country of incorporation	Legal shareholding		Intercompany balances with holding company
			2022	2021	2022	2021

Caledonia Holdings Zimbabwe (Private) Limited	$	Zimbabwe	100	100	(6,683)	(6,795)
Caledonia Mining Services (Private) Limited	$	Zimbabwe	100	100	-	-
Fintona Investments Proprietary Limited	ZAR	South Africa	100	100	14,859	14,859
Caledonia Mining South Africa Proprietary Limited	ZAR	South Africa	100	100	(5,329)	(1,406)
Greenstone Management Services Holdings Limited	$	United Kingdom	100	100	(36,597)	(22,916)
Blanket Mine (1983) (Private) Limited (2)	$	Zimbabwe	64	64	561	1,030
Blanket Employee Trust Services (Private) Limited (BETS) (1)	$	Zimbabwe	-	-	-	-
Motapa Mining Company UK Limited	$	United Kingdom	100	-	-	-
Arraskar Investments (Private) Limited	$	Zimbabwe	100	-	-	-

(1) BETS and the Community Trust are consolidated as structured entities.

(2) Refer to note 6 for the effective shareholding. NCI has a 13.2% (2021: 13.2%, (2020: 13.2%) interest in cash flows of Blanket only.

Intercompany transactions with holding company

	Loans advanced/ (repaid)		Interest received		Foreign exchange profits
	2022	2021	2022	2021	2022	2021

Caledonia Holdings Zimbabwe (Private) Limited	(424)	(4,479)	536	1,263	–	–
Caledonia Mining Services (Private) Limited	–	–	–	–	–	–
Caledonia Mining South Africa Proprietary Limited	(4,293)	(1,242)	–	–	370	448
Greenstone Management Services Holdings Limited	(13,681)	(2,098)	–	–	–	–
Blanket Mine (1983) (Private) Limited (2)	(509)	1,429	40	–	–	–
Blanket Employee Trust Services (Private) Limited (BETS) (1)	–	–	–	–	–	–
Motapa Mining Company UK Limited	–	–	–	–	–	–
Arraskar Investments (Private) Limited	–	–	–	–	–	–
	(18,907)	(6,390)	576	1,263	370	448